Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income tax (benefit) at U.S. statutory rate					$ (740,000)	$ (636,000)
Tax rate difference between Belgium and U.S.
Permanent difference					(1,526,000)
Change in valuation allowance					2,266,000	636,000
Tax provision (benefit) at effective tax rate	$ (5,510)		$ (576,224)	$ (13,203)